UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER:	333-08322

CUSIP NUMBER:	872402 AA 0
872402 AC 6
872402 AE 2
872402 AF 9
872402 AG 7

☐ Form 10-K	☒ Form 20-F	☐ Form 11-K	☐ Form 10-Q	☐ Form N-SAR	☐ Form N-CSR

For Period Ended: December 31, 2004

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended: _________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates: _________

PART I
REGISTRANTS INFORMATION

Full Name of Registrants:	TFM, S.A. de C.V. Grupo Transportación Ferroviaria Mexicana, S.A. de C.V.

Former Name if Applicable:

Address of Principal Executive Office
(Street and Number):	Av. Periférico Sur No. 4829, 4to. Piso, Col. Parques del Pedregal

City, State and Zip Code: 14010 — México, D.F., México

PART II
RULE 12-b-25(b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the Registrants seek relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

☒	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

☒	(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

☐	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III
NARRATIVE

     State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

     The Registrants have not been able to file their annual report on Form 20-F for the fiscal year ending December 31, 2004 in a timely manner because the Registrants have recently undergone significant changes in their management, including in the position of Chief Executive

Officer. The Registrants are each in the process of naming a new Chief Executive Officer that in each case requires additional time to review the Form 20-F and execute the certifications required pursuant to Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002.

PART IV
OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

Paul J. Weyandt	+ 52-55-5447-5810
(Name)	(Area Code) (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the Registrants were required to file such report(s) been filed? If answer is no, identify report(s).

☒ Yes	☐ No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

☐ Yes	☒ No

     If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

TFM, S.A. de C.V.
Grupo Transportación Ferroviaria Mexicana, S.A. de C.V.
(Name of Registrants as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 30, 2005

TFM, S.A. de C.V.
By:	/s/ Paul J. Weyandt
	Name:	Paul J. Weyandt
	Title:	Interim Chief Financial Officer

Grupo Transportación Ferroviaria Mexicana, S.A. de C.V.
By:	/s/ Paul J. Weyandt
	Name:	Paul J. Weyandt
	Title:	Interim Chief Financial Officer

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